Note 16 - Tax Expense - Reconciliation of Tax Rate (Details) - USD ($) $ in Thousands			3 Months Ended																							12 Months Ended
		Jan. 01, 2020	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Profit for the year*		$ 25,683	$ 3,284	$ 10,180	$ 2,074	$ (2,588)	$ 4,924	$ (2,531)	$ (4,645)	$ (6,402)	$ 7,926	$ 8,254	$ 5,411	$ 3,652	$ 8,316	$ 4,107	$ 5,905	$ 4,480	$ 4,695	$ 4,635	$ 9,234	$ 5,099	$ 4,800	$ 143	$ 15,641	$ 23,054	$ (4,840)	[1],[2],[3]	$ 15,189	[1],[3],[4],[5]	$ 21,980	[1],[3],[4],[5]	$ 23,044	[1],[3]	$ 25,683	[1],[3]
Total tax expense		10,927	4,600	5,151	2,530	4,258	3,777	2,395	2,380	(684)	4,456	5,819	4,768	3,738	4,203	3,511	2,352	1,950	4,995	3,514	2,072	2,328	3,861	8,141	(3,403)	17,489	12,810	[1],[3]	14,359	[1],[3]	13,804	[1],[3]	12,531	[1],[3]	10,927	[1],[3]
Profit before tax																										40,543	7,970	[3]	29,548	[3]	35,784	[3]	35,575	[3]	36,610	[3]
Income tax at Company's domestic tax rate (1)	[6]																									0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]
Tax rate differences in foreign jurisdictions (2)	[7]																									13,626	5,808	[3]	12,600	[3]	11,847	[3]	12,405	[3]	16,232	[3]
Effect of income tax calculated in RTGS$ as required by PN26	[3]																									0	0		713		590		2,004		(8,526)
Management fee – withholding tax on deemed dividend portion																										313	398	[3]	247	[3]	342	[3]	209	[3]	224	[3]
Management fee – non-deductible deemed dividend																										615	675	[3]	735	[3]	611	[3]	570	[3]	652	[3]
Management fee – withholding tax - current year																										139	169	[3]	174	[3]	148	[3]	123	[3]	129	[3]
Withholding tax on intercompany dividends																										476	300	[3]	850	[3]	0	[3]	245	[3]	128	[3]
- Royalty expenses																										0	0	[3]	0	[3]	0	[3]	0	[3]	933	[3]
- Donations																										289	318	[3]	269	[3]	311	[3]	107	[3]	18	[3]
- Other non-deductible expenditure and income																										(257)	37	[3]	1,613	[3]	(170)	[3]	177	[3]	21	[3]
Unrealised foreign exchange gains (loss)																										245	(642)	[3]	(3,733)	[3]	(1,053)	[3]	(2,642)	[3]	637	[3]
Credit export incentive income exemption																										0	0	[3]	0	[3]	0	[3]	(598)	[3]	(124)	[3]
Change in income tax rate																										0	0	[3]	0	[3]	0	[3]	(287)	[3]	0	[3]
Change in unrecognised tax losses																										2,043	3,803	[3]	937	[3]	1,346	[3]	272	[3]	511	[3]
Tax expense - recognised in profit or loss		$ 10,927	$ 4,600	$ 5,151	$ 2,530	$ 4,258	$ 3,777	$ 2,395	$ 2,380	$ (684)	$ 4,456	$ 5,819	$ 4,768	$ 3,738	$ 4,203	$ 3,511	$ 2,352	$ 1,950	$ 4,995	$ 3,514	$ 2,072	$ 2,328	$ 3,861	$ 8,141	$ (3,403)	17,489	12,810	[1],[3]	14,359	[1],[3]	13,804	[1],[3]	12,531	[1],[3]	10,927	[1],[3]
Zimbabwe Area [member]
Statement Line Items [Line Items]
Change in tax estimates																										0	1,891	[3]	0	[3]	(166)	[3]	0	[3]	29	[3]
SOUTH AFRICA
Statement Line Items [Line Items]
Change in tax estimates																										$ 0	$ 53	[3]	$ (46)	[3]	$ (2)	[3]	$ (54)	[3]	$ 63	[3]

[1]	Refer to note 41.
[2]	Restated, refer to note 41.
[3]	Unaudited and restated. Refer to note 2.2 and note 41.
[4]	Restated. Refer to note 41.
[5]	Unaudited. Refer to note 2.2.
[6]	The tax rate in Jersey, Channel Islands is 0% (2023: 0%, 2022:0%).
[7]	The effective tax rate of 43.14% (2023: 160.73%, 2022: 48.60%) exceeds the statutory tax rates of subsidiaries of the Company, as certain expenditures are incurred by the Company that are not tax-deductible against taxable income in Zimbabwe, South Africa, United Kingdom and Jersey, Channel Islands.